Loans Held for Investment	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans Held for Investment

Note 3 - Loans Held for Investment

The composition of net loans held for investment by class as of December 31, 2013 and 2012 is as follows:

	2013	2012
	(dollars in thousands)

Commercial
Commercial	$47,436	$41,390
Real estate – commercial	95,922	103,304
Other real estate construction loans	17,583	25,052
Noncommercial
Real estate 1-4 family construction	3,418	3,080
Real estate – residential	87,463	93,927
Home equity	45,231	48,517
Consumer loans	9,623	12,986
Other loans	612	822

	307,288	329,078
Less:
Allowance for loan losses	(5,095)	(6,801)
Deferred loan (fees) costs, net	60	105

Loans held for investment, net	$302,253	$322,382

Although the subsidiary bank loan portfolio is diversified, there is a concentration of mortgage real estate loans, primarily 1 to 4 family residential mortgage loans, which represent 44.29% of total loans. Additionally, there is concentration in commercial loans secured primarily by real estate, shopping center locations, commercial land development, commercial buildings and equipment that represent 52.37% of total loans. There is not a concentration of a particular type of credit in this group of commercial loans.

Total recorded investment in impaired loans, which consisted of nonaccrual loans and other loans identified by management as impaired, totaled $17.6 million and $26.1 million at December 31, 2013 and 2012, respectively. There were no loans 90 past due and still accruing at December 31, 2013 or at December 31, 2012.

Restructured loans at December 31, 2013 totaled $6.4 million of which all $6.4 million are included in the impaired loan total, compared to $6.8 million of which all $6.8 million were included in impaired loans at December 31, 2012. The carrying value of foreclosed properties held as other real estate was $7.2 million and $8.7 million at December 31, 2013 and 2012, respectively.

The Company had loans of $150.4 million and $137.2 million pledged to borrowings at Federal Home Loan Bank and the Federal Reserve Bank at December 31, 2013 and 2012, respectively.

The Company’s loan policies are written to address loan-to-value ratios and collateralization methods with respect to each lending category. Consideration is given to the economic and credit risk of lending areas and customers associated with each category.